Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 11, 2025 MXN ($) $ / $ $ / bbl	Dec. 31, 2024 USD ($) $ / $ $ / bbl	Dec. 31, 2024 MXN ($) $ / $ $ / bbl	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		20.2683	20.2683
Foreign exchange (loss) income, net	$ 20,757,627	$ (15,021,104)	$ (304,452,236)	$ 238,079,042	$ 129,690,090
Average prices of crude oil exports | $ / bbl		66.70	66.70
Percentage of increase in crude oil price		11.00%	11.00%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	20.0213
Appreciation of the value of the peso in U.S. dollars terms	1.20%
Average prices of crude oil exports | $ / bbl	59.34